Employee Benefits - Disclosure of Permanent Employees and Aggregate Earnings of Employees (Details) R in Millions	12 Months Ended
	Jun. 30, 2019 ZAR (R) employee	Jun. 30, 2018 ZAR (R) employee
Disclosure of geographical areas [line items]
Total number of permanent employees | employee	32,837	34,031
Salaries and wages and other benefits (excluding share-based payments) | R	R 10,623	R 8,930
Retirement benefit costs | R	766	638
Medical aid contributions | R	259	227
Total aggregated earnings | R	R 11,648	R 9,795
South African operations
Disclosure of geographical areas [line items]
Total number of permanent employees | employee	31,199	32,520
International operations
Disclosure of geographical areas [line items]
Total number of permanent employees | employee	1,638	1,511
Wafi-Golpu joint operation
Disclosure of geographical areas [line items]
Total number of permanent employees | employee	194	114